Quarterly Report
July 31, 2024
MFS®  Utilities Fund
MMU-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Energy - Renewables – 4.1%
AES Corp.	789,801	$14,050,560
EDP Renovaveis S.A.	4,755,395	73,801,186
Orsted A/S	319,947	19,042,586
		$106,894,332
Natural Gas - Distribution – 2.7%
Atmos Energy Corp.	368,552	$47,130,430
China Resources Gas Group Ltd.	2,839,600	9,651,621
Southwest Gas Holdings, Inc.	157,656	11,691,769
		$68,473,820
Telecommunications - Wireless – 6.3%
Cellnex Telecom S.A.	1,955,866	$68,116,564
Rogers Communications, Inc.	660,819	25,553,997
SBA Communications Corp., REIT	310,365	68,137,532
		$161,808,093
Telephone Services – 0.6%
Hellenic Telecommunications Organization S.A.	876,191	$14,385,070
Utilities - Electric Power – 84.1%
Alliant Energy Corp.	1,277,656	$71,114,333
Ameren Corp.	1,285,410	101,894,451
American Electric Power Co., Inc.	842,917	82,707,016
CenterPoint Energy, Inc.	588,901	16,342,003
Constellation Energy	689,621	130,890,066
Dominion Energy, Inc.	2,050,259	109,606,846
DTE Energy Co. (l)	1,028,482	123,962,935
E.ON SE	1,315,635	18,460,163
Edison International	1,382,699	110,629,747
Enel S.p.A.	8,309,942	59,302,709
Energias de Portugal S.A.	7,589,355	31,211,602
Equatorial Energia S.A.	1,317,200	7,601,179
National Grid PLC	4,523,743	57,340,808
NextEra Energy, Inc.	4,557,579	348,153,460
PG&E Corp.	9,333,325	170,333,181
Pinnacle West Capital Corp.	521,028	44,594,787
Portland General Electric Co.	861,338	40,810,194
PPL Corp.	3,090,938	91,862,677
Public Service Enterprise Group, Inc.	529,725	42,256,163
RWE AG	2,315,040	86,413,041
Sempra Energy	1,499,083	120,016,585
Southern Co.	1,327,551	110,877,059
SSE PLC	2,608,070	63,049,487
Vistra Corp.	512,062	40,565,552
Xcel Energy, Inc.	1,575,545	91,822,763
		$2,171,818,807
Utilities - Water – 1.2%
Companhia de Saneamento Basico do Estado de Sao Paulo	373,500	$5,826,868
United Utilities Group PLC	849,062	11,275,316
Veolia Environnement S.A.	484,308	15,221,093
		$32,323,277
Total Common Stocks		$2,555,703,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.39% (v)	17,663,991	$17,665,757
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j)	234,175	$234,175

Other Assets, Less Liabilities – 0.3%		8,031,160
Net Assets – 100.0%		$2,581,634,491
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,665,757 and $2,555,937,574, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	40,995	USD	29,659	HSBC Bank	10/18/2024	$101
EUR	1,172,203	USD	1,271,758	UBS AG	10/18/2024	1,608
GBP	119,678	USD	153,637	State Street Bank Corp.	10/18/2024	309
USD	16,604,080	CAD	22,649,760	State Street Bank Corp.	10/18/2024	161,609
USD	246,493,438	EUR	225,569,396	State Street Bank Corp.	10/18/2024	1,457,036
USD	77,301,545	GBP	59,482,764	Merrill Lynch International	10/18/2024	786,804
						$2,407,467
Liability Derivatives
EUR	759,754	USD	831,977	State Street Bank Corp.	10/18/2024	$(6,656)
USD	6,334,744	GBP	4,930,289	Citibank N.A.	10/18/2024	(7,257)
						$(13,913)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,989,450,109	$—	$—	$1,989,450,109
United Kingdom	131,665,611	—	—	131,665,611
Portugal	105,012,788	—	—	105,012,788
Germany	104,873,204	—	—	104,873,204
Spain	68,116,564	—	—	68,116,564
Italy	59,302,709	—	—	59,302,709
Canada	25,553,997	—	—	25,553,997
Denmark	19,042,586	—	—	19,042,586
France	15,221,093	—	—	15,221,093
Other Countries	27,813,117	9,651,621	—	37,464,738
Mutual Funds	17,899,932	—	—	17,899,932
Total	$2,563,951,710	$9,651,621	$—	$2,573,603,331
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,407,467	$—	$2,407,467
Forward Foreign Currency Exchange Contracts – Liabilities	—	(13,913)	—	(13,913)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$28,401,929	$316,572,570	$327,313,532	$3,622	$1,168	$17,665,757
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$536,087	$—
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